ORGANIZATION AND BASIS OF PRESENTATION (Details 2) (CNY) In Millions, unless otherwise specified						1 Months Ended			1 Months Ended										12 Months Ended			1 Months Ended		12 Months Ended
	Apr. 30, 2010 Jet Brilliant	Jan. 31, 2012 Trade Lead and Tianshi	Jan. 06, 2012 Trade Lead and Tianshi	Dec. 31, 2011 Trade Lead and Tianshi	Sep. 30, 2011 Trade Lead and Tianshi	Nov. 30, 2012 1Verge Information Ms. Qiong Qin	Nov. 30, 2012 1Verge Information Mr. Dele Liu	Dec. 31, 2012 Quan Toodou Loan agreements	Jan. 31, 2013 Quan Toodou Ms. Qiong Qin	Jan. 31, 2013 Quan Toodou Mr. Dele Liu	Jan. 31, 2013 Quan Toodou Mr. Zhou Yu	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Equity option agreements	Nov. 30, 2012 1 Verge Internet and 1 Verge Information Business operation agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Business operation agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Exclusive technical and consulting service agreements	Nov. 30, 2012 1 Verge Internet and 1 Verge Information Loan agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Loan agreements	Aug. 31, 2010 1 Verge Internet and 1 Verge Information Trademark license agreement and domain name license agreement	Dec. 31, 2012 Consolidated Affiliated Entities 1Verge Information	Dec. 31, 2012 Consolidated Affiliated Entities Tianshi	Dec. 31, 2012 Consolidated Affiliated Entities Quan Toodou	Jan. 31, 2013 Consolidated Affiliated Entities Quan Toodou Mr. Dele Liu and Mr. Zhou Yu	Jan. 31, 2013 Consolidated Affiliated Entities Quan Toodou Mr. Wei Wang and Ms. Zhiqi Wang	Dec. 31, 2012 Consolidated Affiliated Entities Toodou Cultural
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in Consolidated Affiliated Entities
Percentage of equity interest acquired	100.00%	95.00%	95.00%		5.00%
Ownership interest (as a percent)			5.00%	5.00%	5.00%
Percentage of equity interest in variable interest entity transferred						(60.00%)	60.00%															33.30%	(33.30%)
Percentage of equity interest held						20.00%	80.00%		66.70%	15.30%	18.00%
Advance written notice period												30 days		30 days
Term of agreement													10 years	10 years	10 years	10 years	10 years	10 years
Automatic extended term of agreement													10 years	10 years	10 years	10 years	10 years	10 years
Advance notice period for requesting no extension of the agreement													3 months	3 months	3 months	3 months	3 months
Interest-free loans								70.0									20.0
Total amount of interest-free loans that may be extended								150
License fee as a percentage of total revenue																		5.00%